Common control transaction (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 14, 2020	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Noncash transaction, intercompany interest	$ 5,801